UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22412

Gottex Multi-Asset Endowment Fund - II

 (Exact name of registrant as specified in charter)

28 State Street, 40th Floor

Boston, MA 02109

(Address of principal executive offices) (Zip code)

William J. Landes

28 State Street, 40th Floor

Boston, MA 02109

 (Name and address of agent for service)

registrant's telephone number, including area code: (617) 532-0200

 Date of fiscal year end: March 31

 Date of reporting period: March 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

Gottex Multi-Asset Endowment Fund - II

(a Delaware Statutory Trust)

Financial Statements

For the Period January 1, 2012 (Commencement of Operations) to March 31, 2012

Gottex Multi-Asset Endowment Fund - II

(a Delaware Statutory Trust)

For the Period January 1, 2012 (Commencement of Operations) to March 31, 2012

Table of Contents

Report of Independent Registered Public Accounting Firm	1
Statement of Assets, Liabilities and Shareholders' Equity	2
Statement of Operations	3
Statement of Changes in Net Assets	4
Statement of Cash Flows	5
Financial Highlights	6
Notes to Financial Statements	7-11
Board of Trustees (unaudited)	12
Fund Management (unaudited)	13
Other Information (unaudited)	14-16
Financial Statements of Gottex Multi-Asset Endowment Master Fund	Appendix A

* For a description of the Master Fund (as defined in Note 1), into which the Fund invests substantially all of its assets, please see the attached financial statements of the Master Fund, which should be read in conjunction with the financial statements of the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Gottex Multi-Asset Endowment Fund – II:

We have audited the accompanying statement of assets, liabilities and shareholders’ equity of Gottex Multi-Asset Endowment Fund – II (the “Fund”) as of March 31, 2012, and the related statements of operations, changes in shareholders’ equity, cash flows and financial highlights for the period from January 1, 2012 (commencement of operations) to March 31, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Gottex Multi-Asset Endowment Fund – II as of March 31, 2012, the results of its operations, changes in its shareholders’ equity, its cash flows and its financial highlights for the period from January 1, 2012 (commencement of operations) to March 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

May 30, 2012

1

GOTTEX MULTI-ASSET ENDOWMENT FUND - II

(a Delaware Statutory Trust)

Statement of Assets, Liabilities and Shareholders' Equity

March 31, 2012

Assets
Investment in Gottex Multi-Asset Endowment Master Fund, at fair value	$31,751,792
Receivable for withdrawal from Gottex Multi-Asset Endowment Master Fund	1,035,000
Prepaid offering costs	125,960
Prepaid assets	3,166
Total Assets		$32,915,918

Liabilities
Payable for shares repurchased	1,035,000
Due to adviser	15,748
Professional fees payable	32,466
Accounting and administration fees payable	10,025
Investor service fees payable	6,605
Directors' fees payable	1,250
Custody fees payable	750
Other payable	12,584
Total Liabilities		1,114,428

Shareholders' Equity		$31,801,490

Shareholders' Equity consists of:
Shareholders' Equity paid-in		$30,502,893
Accumulated net investment income		49,698
Accumulated net realized gain on investments, options and foreign currency		154,714
Accumulated net unrealized appreciation on investments and foreign currency		1,094,185

Total Shareholders' Equity		$31,801,490

Number of Shares Outstanding		3,045,187

Net Asset Value per Share		$10.44

See notes to financial statements.

2

GOTTEX MULTI-ASSET ENDOWMENT FUND — II

(a Delaware Statutory Trust)

Statement of Operations

For the Period from January 1, 2012 (Commencement of Operations) to March 31, 2012

Net Investment Loss Allocated from Gottex Multi-Asset Endowment Master Fund
Investment income	$53,516
Expenses	(186,794)
Net Investment Loss Allocated from Gottex Multi-Asset Endowment Master Fund	(133,278)

Feeder Fund Expenses
Offering fees	41,987
Professional fees	32,466
Accounting and administration fees	10,251
Investor service fees	6,605
Organizational fees	2,722
Custody fees	1,850
SEC fees	1,375
Directors' fees	1,250
Registration fees	433
Other fees	6,283
Total Feeder Fund Expenses	105,222

Reimbursement from the Adviser	(154,920)

Net Investment Loss	(83,580)

Net Realized Gains and Unrealized Appreciation on Investments, Options and Foreign Currency
Allocated from Gottex Multi-Asset Endowment Master Fund
Net realized gains from investments, options and foreign currency	255,783
Net change in unrealized appreciation on investments and foreign currency	1,094,185

Net Realized Gains and Unrealized Appreciation on Investments, Options and Foreign Currency	1,349,968
Allocated from Gottex Multi-Asset Endowment Master Fund

Net Increase in Shareholders' Equity from Operations	$1,266,388

See notes to financial statements.

3

GOTTEX MULTI-ASSET ENDOWMENT FUND - II

(a Delaware Statutory Trust)

Statement of Changes in Shareholders' Equity

For the Period from January 1, 2012 (Commencement of Operations) to March 31, 2012

Operations
Net investment loss	$(83,580)
Net realized gains on investments, options and foreign currency	255,783
Net change in unrealized appreciation on investments and foreign currency	1,094,185

Capital Share Transactions
Capital contributions	35,540,102
Capital withdrawals	(5,105,000)

Total Increase	31,701,490

Shareholders' Equity
Beginning of period	100,000
End of period (including accumulated net investment gain of $49,698)	$31,801,490

See notes to financial statements.

4

Gottex Multi-Asset Endowment Fund - II

(a Delaware Statutory Trust)

Statement of Cash Flows

For the Period from January 1, 2012 (Commencement of Operations) to March 31, 2012

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Shareholders' Equity from Operations	$1,266,388
Adjustments to reconcile Net Increase in Shareholders' Equity from
Operations to net cash used in operating activities:
Purchases of shares in Gottex Multi-Asset Endowment Master Fund	(30,435,102)
Net investment loss allocated from Gottex Multi-Asset Endowment Master Fund	133,278
Net realized gain on investments, options and foreign currency translations allocated from Gottex Multi-Asset Endowment Master Fund	(255,783)
Net change in unrealized appreciation on investments and foreign currency translations allocated from Gottex Multi-Asset Endowment Master Fund	(1,094,185)
Changes in operating assets and liabilities:
Increase in receivable for withdrawal from Gottex Multi-Asset Endowment Master Fund	(1,035,000)
Increase in prepaid offering costs	(125,960)
Increase in prepaid assets	(3,166)
Increase in due to adviser	15,748
Increase in professional fees payable	32,466
Increase in accounting and administration fees payable	10,025
Increase in investor service fees payable	6,605
Increase in directors' fees payable	1,250
Increase in custody fees payable	750
Increase in other payable	12,584
Net Cash Used in Operating Activities	(31,470,102)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from contributions	35,540,102
Proceeds from withdrawals	(4,070,000)

Net Cash Provided by Financing Activities	31,470,102

Net change in cash	-

Cash at beginning of period	-

Cash at End of Period	$-

See notes to financial statements.

5

GOTTEX MULTI-ASSET ENDOWMENT FUND – II

(a Delaware Statutory Trust)

Financial Highlights

For the Period from January 1, 2012 (Commencement of Operations) to March 31, 2012

Net Asset Value, January 1, 2012 (1)	$10.00
Income from investment operations:
Net investment loss	0.02
Net realized gain and unrealized appreciation on investments	0.42
Total from investment operations:	0.44
Net Asset Value, March 31, 2012	$10.44

Total Return (2)(3)	4.40%
Net investment loss (4)(5)	-1.41%
Expenses, excluding reimbursement from Adviser (4)(5)	5.26%
Reimbursement from Adviser (4)	-2.86%
Net expenses (4)(5)	2.40%
Shareholders' equity, end of period (in thousands)	$31,801
Portfolio Turnover (3)	27.93%

(1) The net asset value as of the beginning of the period, January 1, 2012 (Commencement of Operations).

represents the initial net asset value per common share of $10.00.

(2) Total return reflects the change in net asset value, inclusive of performance of the Fund adjusted for cash flows related to capital contributions or withdrawals during the period, as there is no public market for the Fund's shares.

(3) Not annualized.

(4) Annualized.

(5) Organizational Fees are not annualized for the ratio calculation.

See notes to financial statements.

6

GOTTEX MULTI-ASSET ENDOWMENT FUND –  II

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the Period from January 1, 2012 (commencement of operations) through March 31, 2012

1.	ORGANIZATION

The Gottex Multi-Asset Endowment Fund –  II (the “Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company, was organized on May 3, 2010 and commenced operations on January 1, 2012. The Fund and Master Fund (as defined below) are managed by Gottex Fund Management, Ltd. (the “Adviser”), a Delaware corporation registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Board of Trustees of the Fund (the “Board”) has overall responsibility for the management and supervision of the operations of the Fund. The Board has delegated responsibility for management of the Fund’s day-to-day operations to the Adviser. The Fund is organized as a feeder fund in a master/feeder structure and invests substantially all of its investable assets in the Gottex Multi-Asset Endowment Master Fund (the “Master Fund”). The Fund’s financial statements should be read in conjunction with those of the Master Fund, a copy which are attached to these financial statements. The Fund and the Master Fund's investment objectives are to seek maximum total return, primarily through seeking capital appreciation and/or income, consistent with an acceptable level of risk (as determined by the Adviser).  The Master Fund (and the Fund through its investment in the Master Fund) pursues this objective by employing a multi-asset, multi-strategy, "endowment style" investment program under which it will seek to construct a broadly-diversified portfolio that attempts to capture longer-term appreciation, notwithstanding possible losses and/or volatile investment performance in the short-term, through the identification of investment opportunities across a broad range of alternative and traditional assets in multiple asset categories (the "Asset Classes").  The Master Fund will invest in the Asset Classes either: (i) indirectly, through investments in private investment funds, exchange-traded funds or other pooled investment vehicles (collectively, "Portfolio Funds") (which may include vehicles commonly known as "hedge funds") that invest, in whole or in part, in such Asset Classes (or that seek economic exposure to the performance of the Asset Classes); or (ii) directly, as managed by one or more sub-advisers selected by the Adviser ("Sub-Advisers"). Each portion of the Master Fund's investable assets managed by a Sub-Adviser is referred to as a "Portfolio Sleeve" and collectively as "Portfolio Sleeves."

 The percentage of the Master Fund’s shares owned by the Fund at March 31, 2012 was 94.19%.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (the “U.S. GAAP”) and are expressed in United States dollars. The following a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Investment Valuation

The Fund invests substantially all of its assets in the Master Fund.  The net asset value of the Fund is generally based on the net asset value of its interest in the Master Fund (as well as the value of any cash or other similar short-term asset or receivable held by the Fund and/or liability owed by the Fund). The Fund’s interest in the Master Fund is valued at an amount equal to the Fund’s shareholders’ equity account in the Master Fund as of March 31, 2012, without discount or premium which approximates fair value. Because the Fund invests substantially all of its assets in the Master Fund, the financial statements of the Master Fund are attached which include the accounting policies and disclosures, including the Master Fund’s securities valuation policies and disclosures and those related to the leveling of securities.

b.	Allocations from the Master Fund

The Fund records its proportionate share of the Master Fund’s income, expenses and realized and unrealized gains and losses.

c.	Fund Level Income and Expenses

Interest income on any cash or cash equivalents held by the Fund will be recognized on an accrual basis. Expenses that are specifically attributed to the Fund are charged to the Fund and recorded on an accrual basis. Because the Fund bears its proportionate share of the management fees of the Master Fund, the Fund pays no direct management fee to the Investment Manager.

7

GOTTEX MULTI-ASSET ENDOWMENT FUND –  II

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the Period from January 1, 2012 (commencement of operations) through March 31, 2012(continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Income Tax Information and Distributions to Shareholders

The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions expected to be taken in the Fund’s 2010-2011 tax returns, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. During the period ended March 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of the federal income and excise tax provisions impacting RICs, including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses. In general, the provisions of the Act will be effective for taxable years beginning after December 22, 2010, the date of enactment.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Additionally, U.S. GAAP requires certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  Permanent differences between book and tax basis are attributable to certain non-deductible expenses for tax purposes, including certain offering, organizational, and registration expenses.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended March 31, 2012, the following was reclassified:

Shareholders’ Equity paid-in	$(32,209)
Accumulated net investment income	133,278
Accumulated net realized gains on investments	(101,069)

8

GOTTEX MULTI-ASSET ENDOWMENT FUND –  II

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the Period from January 1, 2012 (commencement of operations) through March 31, 2012(continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Income Tax Information and Distributions to Shareholders (continued)

At March 31, 2012, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,094,185
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$1,094,185
Tax cost	$30,657,607

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of March 31, 2012, the components of accumulate earnings on a tax basis were as follows:

Undistributed ordinary income	$204,412
Undistributed long-term capital gains	-
Tax accumulated earnings	204,412
Accumulate capital and other losses	-
Unrealized appreciation	1,094,185
Total accumulated earnings	$1,298,597

There were no distributions paid for the period from January 1, 2012 through March 31, 2012.

e.	Cash

Cash, if any, includes amounts held in interest bearing money market accounts.  Such amounts, at times, may exceed federally insured limits.  The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

f.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

g.	Recently Issued Accounting Pronouncements

In December 2011, the International Accounting Standards Board and the FASB issued Accounting Standards Update (“ASU”) 2011-11 “Disclosures about Offsetting Assets and Liabilities”. These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statements disclosures.

9

GOTTEX MULTI-ASSET ENDOWMENT FUND –  II

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the Period from January 1, 2012 (commencement of operations) through March 31, 2012(continued)

3.	RELATED PARTY TRANSACTIONS AND OTHER

The Fund and Master Fund have each entered into an investment advisory agreement with the Adviser.  In consideration of services provided by the Adviser, the Master Fund pays the Adviser a monthly management fee computed at the annual rate of 1.00% of the Master Fund’s net asset value.

The Fund indirectly incurs the Adviser and Sub-Adviser fees as a shareholder in the Master Fund. For the period ended March 31, 2012, the total management fee allocated from the Master Fund was $76,639 and the total sub-advisory fees allocated from the Master Fund were $11,541 both of which are included in the total expenses allocated from the Master Fund.

The Master Fund will also pay the Adviser a performance-based incentive fee (the “Incentive Fee”) after the end of each twelve-month period ending on the Master Fund’s fiscal year-end.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement under which the Adviser has agreed to pay or absorb the ordinary operating expenses of the Fund (which includes organizational and offering expenses, as well as the portion of the Master Fund’s fees and expenses borne by the Fund, but excludes any Incentive Fees, the Sub-Advisory Fees, acquired fund fees and expenses, interest, brokerage commissions and extraordinary expenses of the Fund and Master Fund, as applicable, and any other expenses not incurred in the ordinary course of the Fund’s and Master Fund’s business) to the extent necessary to limit the ordinary operating expenses of the Fund to 1.65% per annum of the Fund's average monthly net asset value (the "Expense Limitation").  In consideration of the Adviser's agreement to limit the Fund's expenses, the Fund will carry forward the amount of expenses paid or absorbed in excess of the Expense Limitation for a period not to exceed two years from the end of the fiscal year in which they were incurred and will reimburse the Adviser such amounts, but only to the extent it does not cause the Fund's ordinary operating expenses to exceed the Expense Limitation in effect at the time of reimbursement.

During the period ended March 31, 2012, the Adviser reimbursed the Fund $154,921 for amounts in excess of the Expense Limitation, all of which will be available for potential future recoupment until March 31, 2014.

Organizational expenses of $2,722, which have been incurred for the period from October 31, 2011 to December 31, 2011, prior to the commencement of operations, have been presented as an expense and reimbursement from the Adviser in the accompanying Statement of Operations.  Since the organization of the Fund, organizational expenses of $45,035 have been reimbursed by the Adviser and are subject to recoupment until March 31, 2014.  Offering costs of $167,947 have been amortized expense over twelve months on a straight-line basis since January 1, 2012, commencement of operations, and are subject to recoupment pursuant to the Expense Limitation Agreement discussed above.

Foreside Fund Services, LLC (“Foreside”) serves as principal underwriter and distributor of the Fund’s Shares.  The Fund is not subject to an ongoing distribution fee.

At March 31, 2012, Shareholders who are affiliated with the Adviser owned $12,711,404 (39.97% of Shareholders’ Equity) of the Fund.

4.	ACCOUNTING, ADMINISTRATION AND CUSTODIAL AGREEMENT

UMB Bank, N.A. provides custodial services for the Fund. J.D. Clark & Company, a division of UMB Fund Services, Inc. serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services. The Fund pays a monthly fee to the custodian and administrator based upon average net assets, subject to certain minimums. For the period ended March 31, 2012, the total accounting and administration fees were $10,251.

5.	RISK FACTORS

An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a

10

GOTTEX MULTI-ASSET ENDOWMENT FUND –  II

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the Period from January 1, 2012 (commencement of operations) through March 31, 2012(continued)

5.	RISK FACTORS (continued)

substantial part or all of such investment.  The value of the Master Fund's investments can be reduced as a result of unsuccessful allocations among Asset Classes, including the poor performance of one or more Asset Classes, the Adviser's or a Portfolio Manager's employment of unsuccessful investment strategies, the Adviser's poor selection of Portfolio Managers or Portfolio Funds, poor economic growth, pronounced market volatility, and political and legal developments.  Further, the Master Fund's use of leverage, short sales or derivative transactions can result in significant losses to the value of the Master Fund’s investments. Shareholders should refer to the Fund’s prospectus and corresponding statement of additional information for a more complete list of risk factors.  No guarantee or representation is made that the investment objective will be met.

6.	ALLOCATION OF SHAREHOLDERS’ CAPITAL

The Fund sells Shares at their offering price, which is equal to the "net asset value" per Share. The net asset value of the Fund will be computed as of the close of business on the following days: (i) the last day of each fiscal year (March 31); (ii) the last day of each taxable year (December 31); (iii) the day preceding the date as of which any Shares are purchased; or (iv) any day as of which the Fund repurchases any Shares. The Fund's net asset value is the value of the Fund's assets less its liabilities, and its net asset value per Share equals that net asset value divided by the number of then issued and outstanding Shares.

7.	CAPITAL SHARE TRANSACTIONS

Shares will be offered in a continuous offering for purchase monthly, as of the first day of each month (each day, a “Closing Day”), at the Fund’s then-current net asset value per Share (determined as of the close of the preceding month). The minimum initial investment in a Fund by a shareholder is $50,000. Subsequent investments must be at least $10,000. However, the minimum investment requirements may be reduced or waived for investments by personnel of the Adviser and its affiliates, and members of their immediate families, and as may be determined by the Board. Because the Fund is a closed-end fund, no shareholder will have the right to require the Fund to redeem its shares. No public market exists for the shares, and none is expected to develop. Consequently, investors will not be able to liquidate their investment other than as a result of repurchases of shares by the Fund or in the event of a mandatory redemption. For the period ended March 31, 2012, transactions in shares were as follows:

Shares outstanding, January 1, 2012 (commencement of operations)	10,000
Shares issued	3,530,215
Shares redeemed	(495,028)
Shares outstanding, March 31, 2012	3,045,187

8.	REPURCHASE OF SHARES

The Board may, from time to time at its sole discretion, cause the Fund to repurchase Shares from shareholders pursuant to written tenders by shareholders at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Shares, the Board will consider, among other things, the recommendation of the Adviser. In an effort to provide some liquidity for investors, the Adviser expects to recommend that the Fund makes offers to repurchase up to 8% of its Shares as of the end of each calendar month at the then-current net asset value commencing during the first calendar month after the Fund commences investment operations.  The Board, in its discretion, must determine whether to approve each such offer (and for what amount).  There can be no assurance that the Fund will make such repurchase offers, nor that shareholders tendering Shares for repurchase in any offer will have all of their tendered Shares repurchased by the Fund.

9.	INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that provide general indemnifications.  The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11

GOTTEX MULTI-ASSET ENDOWMENT FUND –  II

(a Delaware Statutory Trust)

BOARD OF TRUSTEES

(Unaudited)

The identity of the Board members (each a “Trustee”) and brief biographical information, as of March 31, 2012, is set forth below.   The business address of each Trustee is care of Gottex Fund Management, Ltd., 28 State Street, 40th Floor, Boston, MA 02109.  The Fund’s statement of additional information includes information about the Trustees and may be obtained without charge by calling the Fund at (617) 532-0200.

Independent Trustees

Name and Age	Position(s) with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee
Jeanne L. Mockard, 48	Trustee	November, 2010 - Present	Private Investment Manager (2008 to present); Managing Director and Senior Portfolio Manager, Putnam Investments (2004 to 2008).	6	Director, Silent Spring Institute

Jonas B. Siegel, 68	Trustee	November, 2010 - Present	Retired, Managing Director, Chief Administrative Officer ("CAO") and Chief Compliance Officer ("CCO"), Granite Capital International Group, L.P. (an investment management firm) (1994-2011); Vice President, Secretary, Treasurer and CCO, Granum Series Trust (an open-end investment company) (1997-2007); President, CAO and CCO, Granum Securities, LLC (a broker-dealer) (1997-2007).	6	Member of Board of Trustees, Trust for Professional Managers Member of Board of Managers of Ramius IDF

Bruce M. Dresner , 63	Trustee	October, 2011 to Present	Private Investment Manager, 2008 to present; Managing Director, Blackrock, Inc. (investment management), 2007 to 2008; Principal, Quellos Group (investment management), 2002 to 2007.	6	Director, Sherman Fairchild Foundation

Interested Trustees

Name and Age	Position(s) with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee
Dr. William J. Landes, 58	Trustee	May 3, 2010 - Present	Senior Partner, Gottex Fund Management, Ltd. (March 2008 - present); Chief Executive Officer, 2100 Capital (June 2004 - March 2007).	6	None

* "Interested person" of the Fund, as defined by the 1940 Act. Dr. Landes is an interested person because of his affiliation with the Adviser and its affiliates.

12

GOTTEX MULTI-ASSET ENDOWMENT FUND –  II

(a Delaware Statutory Trust)

FUND MANAGEMENT

(Unaudited)

Set forth below is the name, date of birth, position with the Fund, length of term of office, and the principal occupation for the last five years, as of March 31, 2012, of each of the persons currently serving as Executive Officers. The business address of each Officer is care of Gottex Fund Management, Ltd., 28 State Street, 40th Floor, Boston, MA 02109.

Officers
Name and Age	Position(s) with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen
Wade C. Boylan, 41	Chief Financial Officer; Chief Compliance Officer; Treasurer	November 8, 2010	CCO, Gottex Fund Management, Ltd. (February 2007 - present); PFPC Incorporated, Attorney (December 2005 - January 2007); Brown Brothers Harriman & Company, Attorney and Risk Manager (July 1998 - December 2005).	6

Dr. William J. Landes, 58	President; Principal Executive Officer	November 8, 2010	Senior Partner, Gottex Fund Management, Ltd. (March 2008 - present); Chief Executive Officer, 2100 Capital (June 2004 – March 2007).	6

William H. Woolverton, 60	Vice President; Chief Legal Officer; Secretary	November 8, 2010	Senior Managing Director, General Counsel, Gottex Fund Management, Ltd.	6

13

GOTTEX MULTI-ASSET ENDOWMENT FUND –  II

(a Delaware Statutory Trust)

OTHER INFORMATION

(Unaudited)

Proxy Voting

A description of the policies and procedures the Master Fund uses to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling (800) 504-9070 or on the SEC’s website at http://www.sec.gov. A copy of the Master Fund’s voting record for the most recent 12-month period ended June 30, 2012 will be available on or before August 31, 2012 at the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund will file complete schedule of portfolio holdings, which includes securities held by the Master Fund, with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and the Fund makes the information on Form N-Q available upon request without charge.

14

GOTTEX MULTI-ASSET ENDOWMENT FUND –  II

(a Delaware Statutory Trust)

OTHER INFORMATION

(Unaudited)(continued)

Advisory Agreement Approval

At a meeting of the Board of Trustees of Gottex Multi-Asset Endowment Fund – II (the "Fund") held on November 8, 2010, all of the Trustees, including all of the Independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between the Fund and Gottex Fund Management, Ltd. (the "Adviser"), for an initial two year term. The Fund is a feeder fund in a master/feeder structure and invests substantially all of its assets in Gottex Multi-Asset Endowment Master Fund (the "Master Fund" and together with the Fund, the "Funds"). The Fund has the same investment objective and substantially the same policies as those of the Master Fund, which is also advised by the Adviser.

In considering whether to approve the Advisory Agreement, the Board reviewed various materials from counsel and from the Adviser which included: (i) information concerning the services to be rendered to the Funds by the Adviser and the fees to be paid by the Funds to the Adviser; (ii) information concerning the individuals who would be responsible for the day to day management of the Funds' assets; and (iii) a summary of the legal duties of the Board under the 1940 Act. In particular, the Board considered the following:

(a) The nature, extent and quality of services to be provided by the Adviser

The Trustees reviewed the services that the Adviser would provide to the Funds and reviewed various presentations from management in this regard. In connection with the investment advisory services that would be provided to the Funds, the Board discussed, in detail, with representatives of the Adviser the proposed management of the Fund's investments in accordance with the Fund's stated investment objective and policies and the types of transactions that would be entered into on behalf of the Fund. The Board noted that, in addition to the investment advisory services that would be provided to the Fund under the Advisory Agreement, the Adviser would be providing certain administrative and other services necessary for the operation of the Fund, including making personnel available to serve as the senior officers of the Fund at its own expense. The Board also reviewed the material terms of the Advisory Agreement and the scope of services required to be provided under such agreement. Based on its review of the information provided at the meeting, and the discussions with the representatives of the Adviser and counsel to the Fund at the meeting, the Board found it was reasonable to expect that the Fund would receive the services required from the Adviser under the Advisory Agreement and that these services should be of high quality.

(b) Investment performance of the Fund and Adviser

Next, the Trustees generally reviewed the performance of the Adviser. Since the Fund was newly formed, the Trustees did not consider the investment performance of the Fund. Rather, the Trustees considered the performance for investment vehicles and accounts managed by the Adviser, with investment programs that are substantially the same as that of the Fund. The Trustees then further discussed the portfolio manager's expertise in managing registered and unregistered funds and other alternative investment pools. The Trustees noted the portfolio manager's extensive experience employing alternative investment strategies. Based on the foregoing, the Trustees concluded that the Fund would be in a position to benefit from that expertise and receive high quality services.

(c) Cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund

The Trustees also considered the cost of the services to be provided by the Adviser. The Board considered the proposed fixed management fee of 1% and the performance-based incentive fee that is generally equal to 5% of the Fund's net profits that are in excess of a 5% hurdle, which would be payable under the Advisory Agreement. The Board observed, however, that the proposed fees would not be charged on assets of the Fund that are invested in the Master Fund. It was also considered that the Master Fund's advisory agreement with the Adviser likewise provides for the same fees to be paid to the Adviser, which will be indirectly borne by the Fund as an investor in the Master Fund. The Board evaluated the Fund's contractual fee rate for advisory services as compared to the contractual fee rate of other similar closed-end registered investment companies as well as other funds and accounts advised by the Adviser. The Trustees also took into account the expense cap agreed to by the Adviser which caps the total expense ratio of the Fund. Based on its review, the Board concluded that the Fund's management fee and incentive fee were fair and reasonable in light of the extent and quality of services that the Fund expects to receive.

15

GOTTEX MULTI-ASSET ENDOWMENT FUND –  II

(a Delaware Statutory Trust)

OTHER INFORMATION

(Unaudited)(continued)

Advisory Agreement Approval (continued)

The Trustees then considered the profits to be realized by the Adviser and its affiliates from their relationship with the Funds, noting that because the Funds were newly formed it was difficult to estimate expected profitability. The Trustees then considered the potential direct and indirect benefits to the Adviser and its affiliates from their relationship with the Funds, including the fees paid pursuant to the Advisory Agreement. The Trustees noted the expectation that the profitability level would not be excessive.

(d) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale

With regard to economies of scale, the Trustees noted that economies of scale are realized when a fund's assets increase significantly. Because the Fund is newly formed and the eventual aggregate amount of Fund assets is uncertain, the Trustees determined that they would revisit this issue after the initial two year term of the Advisory Agreement.

Conclusion

Based on all of the foregoing, and such other matters that were deemed relevant, the Board determined that the terms of the Advisory Agreement, including proposed fees and expenses, were fair and reasonable in light of the nature, extent and quality of services proposed to be provided by the Adviser. No single factor was determinative to the decision of the Board. Based on this determination, all of the Trustees who were present at the November 8, 2010 meeting, including all of the Independent Trustees, approved the Advisory Agreement for an initial two year term.

16

Gottex Multi-Asset Endowment Master Fund

(a Delaware Statutory Trust)

Financial Statements

For the Period January 1, 2012 (Commencement of Operations) to March 31, 2012

Gottex Multi-Asset Endowment Master Fund

(a Delaware Statutory Trust)

For the Period January 1, 2012 (Commencement of Operations) to March 31, 2012

Table of Contents

Report of Independent Registered Public Accounting Firm	1
Schedule of Investments	2-5
Statement of Assets, Liabilities and Shareholders' Equity	6
Statement of Operations	7
Statement of Changes in Shareholders' Equity	8
Statement of Cash Flows	9
Financial Highlights	10
Notes to Financial Statements	11-18
Board of Trustees (unaudited)	19
Master Fund Management (unaudited)	20
Other Information (unaudited)	21-23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Gottex Multi-Asset Endowment Master Fund:

We have audited the accompanying statement of assets, liabilities and shareholders’ equity of Gottex Multi-Asset Endowment Master Fund (the “Master Fund”), including the schedule of investments, as of March 31, 2012, and the related statements of operations, changes in shareholders’ equity, cash flows and financial highlights for the period from January 1, 2012 (commencement of operations) to March 31, 2012. These financial statements and financial highlights are the responsibility of the Master Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Gottex Multi-Asset Endowment Master Fund as of March 31, 2012, the results of its operations, changes in its shareholders’ equity, its cash flows and its financial highlights for the period from January 1, 2012 (commencement of operations) to March 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

May 30, 2012

1

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Schedule of Investments
March 31, 2012

Number
of Shares		Value
	COMMODITY TRADING ADVISORS - 9.9%
	TREND FOLLOWING - 9.9%
656	AlphaMetrix Global Advisors Fund - SP 35, Class A (1) (5)	$640,627
497	AlphaMetrix 2100 Xenon Managed Futures 2x Fund - SP 38, Class A (1) (5)	494,695
999	AlphaMetrix TT DTP Fund - SP 31, Class A (1) (6)	1,029,715
1,181	AlphaMetrix WC Diversified Fund - SP 41, Class A (1) (5)	1,161,475
	TOTAL COMMODITY TRADING ADVISORS	3,326,512
	(Identified Cost $3,339,679)

	COMMON STOCKS - 12.4%
	CONSUMER DISCRETIONARY - 1.6%
1,164	Ascena Retail Group, Inc. (1)	51,588
1,519	Garmin, Ltd.	71,363
1,469	JAKKS Pacific, Inc.	25,634
2,036	Lumber Liquidators Holdings, Inc. (1)	51,124
6,462	Multimedia Games Holding Co., Inc. (1)	70,824
1,405	Oxford Industries, Inc.	71,402
472	PVH Corp.	42,164
1,013	Tractor Supply Co.	91,737
3,248	WMS Industries, Inc. (1)	77,075
		552,911

	CONSUMER STAPLES - 0.2%
1,415	Casey's General Stores, Inc.	78,476

	ENERGY - 0.3%
1,690	Bill Barrett Corp. (1)	43,957
638	SM Energy Co.	45,151
		89,108

	FINANCIALS - 0.8%
2,803	FirstMerit Corp.	47,259
3,696	Old National Bancorp	48,565
1,914	Piper Jaffray Cos., Inc. (1)	50,951
1,067	UMB Financial Corp.	47,732
4,196	ViewPoint Financial Group	64,534
		259,041

	HEALTH CARE - 1.5%
839	Analogic Corp.	56,666
2,488	AngioDynamics, Inc. (1)	30,478
312	Bio-Rad Laboratories, Inc., Class A (1)	32,351
1,664	Conceptus, Inc. (1)	23,928
591	Haemonetics Corp. (1)	41,181
1,448	Hill-Rom Holdings, Inc.	48,378
4,853	Merit Medical Systems, Inc. (1)	60,274
1,335	STERIS Corp.	42,213
933	West Pharmaceutical Services, Inc.	39,681
1,284	Zoll Medical Corp. (1)	118,937
		494,087

	INDUSTRIALS - 3.9%
702	Allegiant Travel Co. (1)	38,259
3,968	Celadon Group, Inc.	61,703
891	Cintas Corp.	34,856
969	EnerSys (1)	33,576
3,632	ESCO Technologies, Inc.	133,549
6,288	Hawaiian Holdings, Inc. (1)	32,886
2,388	Herman Miller, Inc.	54,829
1,261	Huron Consulting Group, Inc. (1)	47,363
2,401	II-VI, Inc. (1)	56,784
3,271	MasTec, Inc. (1)	59,172
361	National Presto Industries, Inc.	27,385
5,073	NCI Building Systems, Inc. (1)	58,390

See notes to financial statements.

2

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Schedule of Investments (continued)
March 31, 2012

Number
of Shares		Value
	COMMON STOCKS (continued)
	INDUSTRIALS (continued)
1,024	Powell Industries, Inc. (1)	$35,072
1,111	Quanta Services, Inc. (1)	23,220
546	Raven Industries, Inc.	33,311
4,968	Roadrunner Transportation Systems, Inc. (1)	86,195
1,839	Robbins & Myers, Inc.	95,720
2,319	Rollins, Inc.	49,348
2,340	Steelcase, Inc., Class A	22,464
3,053	Sykes Enterprises, Inc. (1)	48,237
3,947	Titan Machinery, Inc. (1)	111,305
217	Valmont Industries, Inc.	25,478
1,078	Wabtec Corp.	81,249
1,818	Woodward, Inc.	77,865
		1,328,216

	INFORMATION TECHNOLOGY - 3.2%
1,365	ADTRAN, Inc.	42,574
2,648	Jabil Circuit, Inc.	66,518
5,384	JDS Uniphase Corp. (1)	78,014
3,089	Mentor Graphics Corp. (1)	45,903
807	NETGEAR, Inc. (1)	30,827
4,374	Newport Corp. (1)	77,507
1,672	Oplink Communications, Inc. (1)	28,591
1,416	OSI Systems, Inc. (1)	86,801
1,841	Parametric Technology Corp. (1)	51,438
2,615	Polycom, Inc. (1)	49,868
5,845	Richardson Electronics, Ltd.	70,023
6,390	Rofin-Sinar Technologies, Inc. (1)	168,504
196	Standard Microsystems Corp. (1)	5,071
1,637	Supertex, Inc. (1)	29,581
4,679	Take-Two Interactive Software, Inc. (1)	71,987
1,653	Trimble Navigation, Ltd. (1)	89,956
1,345	Ultratech, Inc. (1)	38,978
3,303	WNS Holdings, Ltd. - ADR (1)	39,801
		1,071,942

	MATERIALS - 0.8%
881	Haynes International, Inc.	55,811
1,928	LSB Industries, Inc. (1)	75,038
700	Martin Marietta Materials, Inc.	59,941
1,360	Schulman (A), Inc.	36,747
719	Scotts Miracle-Gro Co., Class A (The)	38,941
		266,478

	UTILITIES - 0.1%
1,474	MDU Resources Group, Inc.	33,003

	TOTAL COMMON STOCKS
	(Identified Cost $3,897,773)	4,173,262

	EXCHANGE TRADED FUNDS & MUTUAL FUNDS - 23.3%
	EQUITY - 7.8%
33,211	iShares MSCI ACWI Index Fund	1,356,005
9,130	iShares S&P 500 Index Fund	1,289,247
		2,645,252

	FIXED INCOME - 15.0%
6,204	iShares Barclays 3-7 Year Treasury Bond Fund	751,304
13,274	iShares Barclays Aggregate Bond Fund	1,458,149
40,268	SPDR Barclays Capital High Yield Bond ETF	1,585,351
95,279	Templeton Global Total Return Fund	1,245,296
		5,040,100
	REAL ASSET - 0.5%
5,019	iShares S&P GSCI Commodity-Indexed Trust ETF (1)	174,561
	TOTAL EXCHANGE TRADED FUNDS & MUTUAL FUNDS	7,859,913
	(Identified Cost $7,618,208)

See notes to financial statements.

3

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Schedule of Investments (continued)
March 31, 2012

Number
of Shares		Value
	HEDGE FUNDS - 43.1%
	CREDIT - 5.1%
816	Canyon Value Realization Fund (Cayman), Ltd., Class L (The) (1) (7)	$874,421
413	Oak Hill Credit Alpha Fund (Offshore), Ltd. (1) (7)	432,278
417	Sola I - Class T3 (1) (2) (7)	430,682
		1,737,381

	EQUITY - 7.4%
478	AlphaGen Tenro Fund, Ltd., Class A (The) (1) (6)	486,869
9	AQR Global Stock Selection Offshore Fund (USD), Ltd. (1) (2) (7)	908,354
1,035	Whitebox Multi-Strategy Fund, Ltd. (1) (7)	1,106,496
		2,501,719

	FIXED INCOME - 5.6%
729	5:15 Fund, Ltd. (1) (6)	724,423
1,088	Pine River Fund, Ltd. - Class A (1) (3) (7)	1,151,113
		1,875,536

	MACRO - 8.6%
489	AlphaMetrix Krom River Fund - SP 42, Class A (1) (5)	475,466
400	AlphaMetrix P/E FX Fund - SP 156, Class A (1) (5)	407,417
8,574	Graham Global Investment Fund II, Ltd. (1) (6)	930,300
1,087	Stratus Feeder, Ltd. - Class B (1) (2) (6)	1,079,128
		2,892,311

	NON US DEVELOPED - 8.1%
22,445	Aberdeen Global Equity Fund (1) (6)	2,722,031

	REAL ASSET - 8.3%
12,176	Duff & Phelps Real Estate Securities Trust (1) (6)	1,351,541
1,440	Gresham A+ Fund, Ltd. (The) (1) (6)	1,444,663
		2,796,204
	TOTAL HEDGE FUNDS	14,525,182
	(Identified Cost $14,023,616)

	PRIVATE EQUITY - 5.9%
	BUYOUT - 5.9%
21,890	Conversus Capital, L.P.	448,745
16,636	Electra Private Equity PLC (1)	457,583
44,666	Graphite Enterprise Trust PLC	272,458
232,183	JP Morgan Private Equity, Ltd. (1)	208,965
47,518	NB Private Equity Partners (1)	331,201
31,968	Princess Private Equity Holding, Ltd.	275,108
	TOTAL PRIVATE EQUITY	1,994,060
	(Identified Cost $1,846,490)

	SHORT-TERM INVESTMENTS - 4.2%
	MONEY MARKET FUND - 4.2%
	Federated Prime Obligations Fund, 0.18% (4)	1,427,372
	TOTAL SHORT-TERM INVESTMENTS	1,427,372
	(Identified Cost $1,427,372)

	TOTAL INVESTMENTS - 98.8%
	(Identified Cost $32,153,138)	33,306,301
	OTHER ASSETS AND LIABILITIES - 1.2%	402,576
	TOTAL SHAREHOLDERS' EQUITY - 100.0%	$33,708,877

All percentages are based on Shareholders' Equity.

(1)	Non-income Producing.
(2)	Withdrawals from this portfolio fund are permitted after one year lock-up period from the date of the initial investment.
(3)	Withdrawals from this portfolio fund are permitted after three month lock-up period from the date of the initial investment.
(4)	The rate shown is the annualized 7-day yield as of March 31, 2012.
(5)	Withdrawals from this portfolio fund are permitted on a bi-monthly basis.
(6)	Withdrawals from this portfolio fund are permitted on a monthly basis.
(7)	Withdrawals from this portfolio fund are permitted on a quarterly basis.

ADR - American Depository Receipt

ETF - Exchange Traded Fund

PLC - Public Limited Company

See notes to financial statements.

4

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Schedule of Investments (continued)
March 31, 2012

INVESTMENT OBJECTIVE AS A PERCENTAGE OF INVESTMENTS

Investment types as a percentage of total investments are as follows:

See notes to financial statements.

5

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Statement of Assets, Liabilities and Shareholders' Equity
March 31, 2012

Assets
Investments, at fair value (cost $30,725,766)	$31,878,929
Short-Term investments, at fair value (cost $1,427,372)	1,427,372
Cash denominated in foreign currencies (cost $6,689)	6,768
Cash held with broker	12,763
Receivable for investments sold	1,711,725
Dividends receivable	610
Prepaid offering costs	32,133
Prepaid assets	16,841
Other assets	16,251
Total Assets		$35,103,392

Liabilities
Payable for shares repurchased	1,035,000
Payable for investments purchased	116,710
Payable to Adviser	156,297
Professional fees payable	49,966
Accounting and administration fees payable	13,151
Payable to Sub-Advisers	12,087
Custody fees payable	9,038
Directors' fees payable	1,250
Other payable	1,016
Total Liabilities		1,394,515

Shareholders' Equity		$33,708,877

Shareholders' Equity consists of:
Shareholders' Equity paid-in		$32,407,698
Accumulated net investment loss		(104,771)
Accumulated net realized gain on investments, options and foreign currency		252,708
Accumulated net unrealized appreciation on investments and foreign currency		1,153,242

Total Shareholders' Equity		$33,708,877

Number of Shares Outstanding		3,234,102

Net Asset Value per Share		$10.42

See notes to financial statements.

6

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Statement of Operations
For the Period from January 1, 2012 (Commencement of Operations) to March 31, 2012

Income
Dividends (net of $173 foreign withholding taxes)	$56,568
		$56,568

Expenses
Management fee (Note 4)	80,913
Professional fees	49,966
Accounting and administration fees	13,151
Sub-Advisory fees (Note 4)	12,179
Offering fees	10,711
Custody fees	9,050
Insurance premiums	8,006
Organizational fees	7,693
Directors' fees	1,250
SEC fees	897
Other fees	3,303
		197,119

Net Investment Loss		(140,551)

Net Realized Gains and Unrealized Appreciation on Investments, Options and Foreign Currency

Net realized gains on investments, options and foreign currency		270,084
Net change in unrealized appreciation on investments and foreign currency		1,153,242
Net Realized and Unrealized Gains on Investments, Options and Foreign Currency		1,423,326

Net Increase in Shareholders' Equity from Operations		$1,282,775

See notes to financial statements.

7

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Statement of Changes in Shareholders' Equity
For the Period from January 1, 2012 (Commencement of Operations) to March 31, 2012

Operations
Net investment loss	$(140,551)
Net realized gains on investments, options and foreign currency	270,084
Net change in unrealized appreciation on investments and foreign currency	1,153,242

Capital Share Transactions
Capital contributions	37,331,102
Capital withdrawals	(5,105,000)

Total Increase	33,508,877

Shareholders' Equity
Beginning of period	200,000
End of period (including accumulated net investment loss of $104,771)	$33,708,877

See notes to financial statements.

8

Gottex Multi-Asset Endowment Master Fund
(a Delaware Statutory Trust)
Statement of Cash Flows
For the Period from January 1, 2012 (Commencement of Operations) to March 31, 2012

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Shareholders' Equity from Operations	$1,282,775
Adjustments to reconcile Net Increase in Shareholders' Equity from
Operations to net cash used in operating activities:
Net realized gains from investments, options and foreign currency	(270,084)
Net change in unrealized appreciation on investments	(1,153,163)
Purchases of long-term investments	(38,985,494)
Net (purchases) sales of short-term investments	(1,427,372)
Proceeds from investments sold	8,529,812
Changes in operating assets and liabilities:
Increase in receivable for investments sold	(1,711,725)
Increase in dividends receivable	(610)
Increase in prepaid offering costs	(32,133)
Increase in prepaid assets	(16,841)
Increase in other assets	(16,251)
Increase in payable for investments purchased	116,710
Increase in payable to Adviser	156,297
Increase in professional fees payable	49,966
Increase in accounting and administration fees payable	13,151
Increase in payable to sub-advisers	12,087
Increase in custody fees payable	9,038
Increase in directors' fees payable	1,250
Increase in other fees payable	1,016
Net Cash Used in Operating Activities	(33,441,571)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from contributions	37,331,102
Proceeds from withdrawals	(4,070,000)

Net Cash Provided by Financing Activities	33,261,102

Net change in cash	(180,469)

Cash at beginning of period	200,000

Cash at End of Period	$19,531

See notes to financial statements.

9

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND
(a Delaware Statutory Trust)
Financial Highlights
For the Period from January 1, 2012 (Commencement of Operations) to March 31, 2012

Net Asset Value, January 1, 2012 (1)	$10.00
Income from investment operations:
Net investment loss	-0.03
Net realized gain and unrealized appreciation on investments	0.45
Total from investment operations:	0.42
Net Asset Value, March 31, 2012	$10.42

Total Return (2)(3)	4.20%
Net investment loss (4)(5)	-2.35%
Net expenses (4)(5)	3.34%
Shareholders' Equity, end of period (in thousands)	$33,709
Portfolio Turnover (3)	27.93%

(1)	The net asset value as of the beginning of the period, January 1, 2012 (Commencement of Operations).represents the initial net asset value per common share of $10.00.
(2)	Total return reflects the change in net asset value, inclusive of performance of the Fund adjusted for cash flows related to capital contributions or withdrawals during the period, as there is no public market for the Master Fund's shares.
(3)	Not annualized.
(4)	Annualized.
(5)	The Organizational fees are not annualized for the ratio calculation.

See notes to financial statements.

10

 GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the Period from January 1, 2012 (commencement of operations) through March 31, 2012

1.	ORGANIZATION

The Gottex Multi-Asset Endowment Master Fund (the “Master Fund”) was organized on May 3, 2010 as a Delaware statutory trust that is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Master Fund is managed by Gottex Fund Management, Ltd. (the “Adviser”), a Delaware corporation registered under the Investment Advisers Act of 1940, as amended. The Master Fund's investment objective is to seek maximum total return, primarily through seeking capital appreciation and/or income, consistent with an acceptable level of risk (as determined by the Adviser). The Master Fund pursues this objective by employing a multi-asset, multi-strategy, "endowment style" investment program under which it will seek to construct a broadly-diversified portfolio that attempts to capture longer-term appreciation, notwithstanding possible losses and/or volatile investment performance in the short-term, through the identification of investment opportunities across a broad range of alternative and traditional assets in multiple asset categories (the "Asset Classes"). The Master Fund will invest in the Asset Classes either: (i) indirectly, through investments in private investment funds, exchange-traded funds or other pooled investment vehicles (collectively, "Portfolio Funds") (which may include vehicles commonly known as "hedge funds") that invest, in whole or in part, in such Asset Classes (or that seek economic exposure to the performance of the Asset Classes); or (ii) directly, as managed by one or more sub-advisers selected by the Adviser ("Sub-Advisers"). Each portion of the Fund's investable assets managed by a Sub-Adviser is referred to as a "Portfolio Sleeve" and collectively as "Portfolio Sleeves."

The Master Fund is a master investment portfolio in a master-feeder structure. Gottex Multi-Asset Endowment Fund – I (the “Feeder I”) and Gottex Multi-Asset Endowment Fund – II (the “Feeder II”, collectively with Feeder I “the Feeder Funds”) invest substantially all of their assets, in the shares of beneficial interest (“Shares”) of the Master Fund and become members of the Master Fund (“Members”). As of March 31, 2012, the Feeder I owns 5.81% and Feeder II owns 94.19% of the Master Fund’s shares.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (the “U.S. GAAP”) and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Investment Valuation

As permitted under U.S. GAAP, the Master Fund’s investments in the Portfolio Funds are valued, as a practical expedient, utilizing the net asset valuations provided by the Portfolio Funds, without adjustment, when the net asset valuations of the investments are calculated (or adjusted by the Master Fund if necessary) in a manner consistent with GAAP for investment funds and in accordance with procedures established by the Board of Trustees (the ”Board”).  Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering documents.  Valuations of the Portfolio Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable by the Portfolio Funds’ as required by the Portfolio Funds’ offering documents. The Master Fund applies the practical expedient to its investments in Portfolio Funds on an investment-by-investment basis, and consistently with the Master Fund’s entire position in a particular investment, unless it is probable that the Master Fund will sell a portion of an investment at an amount different from the net asset valuation. In cases where the practical expedient is not available, or if the Adviser determines it is probable that the Master Fund will sell an investment at an amount different from the net asset valuation, a fair value determination is made under procedures established by and under the general supervision of the Board. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Investments in Portfolio Funds are included in Level 2 or 3 of the fair value hierarchy (see below for fair value hierarchy definition and leveling table). In determining the level, the Master Fund considers the length of time until the investment is redeemable, including notice and lock-up periods or any other restriction on the disposition of the investment. If the Master Fund has the ability to redeem its investment at the reported net asset valuation as of the valuation date, the investment is generally included in Level 2 of the fair value hierarchy. If the Master Fund does not know when it will have the ability to redeem the investment or it does not have the ability to redeem its investment in three months, the investment is included in Level 3 of the fair value hierarchy.

11

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the Period from January 1, 2012 (commencement of operations) through March 31, 2012 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Investment Valuation (continued)

Domestic exchange-traded equity securities and ETFs (other than options and other than those that trade on NASDAQ) held directly by the Master Fund, are valued at their last sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices as reported by such exchanges.  Listed options and futures contracts shall be valued: (i) at their last sales prices as reported by the exchange with the highest reported daily volume for such options or futures contracts; or (ii) in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (the "NOCP"); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of the Master Fund's net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed "stale" and the value will be determined under the Board’s supervision at fair value.  Securities traded on a foreign securities exchange are valued at their last sale prices, subject to the occurrence of significant events, on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices as reported by that exchange.

 Other securities for which market quotations are not readily available are valued at their bid prices as obtained from one or more dealers making markets for those securities.  If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Adviser under the supervision of the Board.

All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service.  Trading in foreign securities generally is completed, and the values of such securities are determined, before the close of securities markets in the U.S.  Foreign exchange rates also are determined before such close.  On occasion, the values of securities and exchange rates may be affected by significant events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the net asset value is determined.  When such significant events materially affect the values of securities held by the Master Fund or its liabilities, these securities and liabilities may be valued at fair value as determined in good faith by, or under the supervision of, the Board.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. The Master Fund follows the provision for fair value measurements which establishes a fair value hierarchy that prioritizes and ranks the inputs in valuation techniques to measure fair value.

The Master Fund classifies its assets and liabilities that are reported at fair value into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term from Portfolio Funds, etc.)

•	Level 3 — significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments)

12

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the Period from January 1, 2012 (commencement of operations) through March 31, 2012 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Investment Valuation (continued)

Investment	Level 1	Level 2	Level 3	Total
Commodity Trading Advisors	$-	$3,326,512	$-	$3,326,512
Common Stocks	4,173,262	-	-	4,173,262
ETFs & Mutual Funds	7,859,913	-	-	7,859,913
Hedge Funds	-	6,872,584	7,652,598	14,525,182
Private Equity	-	1,994,060	-	1,994,060
Short-Term Investments	1,427,372	-	-	1,427,372
Total	$13,460,547	$12,193,156	$7,652,598	$33,306,301

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Hedge Funds	Total
Balance as of January 1, 2012	$-	$-
Gross Purchases	7,590,000	7,590,000
Gross Sales	(250,184)	(250,184)
Net Realized Gain/(Loss)	(326)	(326)
Change in Unrealized Appreciation/ (Depreciation)	313,108	313,108
Transfers in and out of Level 3	-	-
Balance as of March 31, 2012	$7,652,598	$7,652,598

The amount of the net change in unrealized appreciation/depreciation for the period ended March 31, 2012 relating to investments in Level 3 assets still held at March 31, 2012 is $313,108, which is included as a component of net change in unrealized appreciation on investments in the accompanying Statement of Operations. Transfers into and out of all levels are determined at the end of the reporting period.

The Master Fund had no unfunded commitments at March 31, 2012.

b.	Investment Income

Interest income is recorded when earned. Dividend income is recorded on the ex-dividend date, except that certain dividends from private equity investments are recorded, as soon as the information is available to the Master Fund. Realized gains and losses on Portfolio Funds redemptions are determined on identified cost basis.

c.	Master Fund’s Expenses

The Master Fund bears all expenses incurred, on an accrual basis, in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; trustees’ fees; and expenses of meetings of the Board.

d.	Income Tax Information and Distributions to Shareholders

The Master Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Master Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Master Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more likely- than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

13

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the Period from January 1, 2012 (commencement of operations) through March 31, 2012 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Income Tax Information and Distributions to Shareholders (continued)

The Income Tax Statement requires management of the Master Fund to analyze tax positions expected to be taken in the Master Fund’s 2010-2011 tax returns, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. During the period ended March 31, 2012, the Master Fund did not have a liability for any unrecognized tax benefits. The Master Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010. The Act makes changes to a number of the federal income and excise tax provisions impacting RICs, including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses. In general, the provisions of the Act will be effective for taxable years beginning after December 22, 2010, the date of enactment.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Additionally, U.S. GAAP requires certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  Permanent differences between book and tax basis are attributable to certain non-deductible expenses for tax purposes, including certain offering, organizational, and registration expenses.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended March 31, 2012, the following amounts were reclassified:

Shareholders’ Equity paid-in	$(18,404)
Accumulated net investment loss	35,780
Accumulated net realized gain on investments	(17,376)

At March 31, 2012, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,364,220
Gross unrealized depreciation	(337,293)
Net unrealized appreciation (depreciation)	$1,026,927
Tax cost	$32,266,864

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

14

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the Period from January 1, 2012 (commencement of operations) through March 31, 2012 (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Income Tax Information and Distributions to Shareholders (continued)

Undistributed ordinary income	$261,663
Undistributed long-term capital gains	-
Tax accumulated earnings	261,663
Accumulated capital and other losses	-
Unrealized appreciation	1,026,927
Other differences	12,589
Total accumulated earnings	$1,301,179

There were no distributions paid for the period from January 1, 2012 (commencement of operations) through March 31, 2012.

e.	Cash

Cash, if any, includes amounts held in interest bearing money market accounts.  Such deposits, at times, may exceed federally insured limits.  The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

As of March 31, 2012, the Master Fund had cash investments of $12,763 held in brokerage account. No restrictions or collateral apply to the brokerage account.

f.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Master Fund’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

g.	Recently Issued Accounting Pronouncements

In December 2011, the International Accounting Standards Board and the FASB issued Accounting Standards Update (“ASU”) 2011-11 “Disclosures about Offsetting Assets and Liabilities”. These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statements disclosures.

ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statements disclosures.

15

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the Period from January 1, 2012 (commencement of operations) through March 31, 2012 (continued)

3.	ALLOCATION OF SHAREHOLDERS’ CAPITAL

The Master Fund sells Shares at their offering price, which is equal to the “net asset value” per Share. The net asset value of the Master Fund will be computed as of the close of business on the following days: (i) the last day of each fiscal year (March 31); (ii) the last day of each taxable year (December 31); (iii) the day preceding the date as of which any Shares are purchased; or (iv) any day as of which the Master Fund repurchases any Shares. The Master Fund’s net asset value is the value of the Master Fund’s assets less its liabilities, and its net asset value per Share equals that net asset value divided by the number of then issued and outstanding Shares.

4.	MANAGEMENT FEES, INCENTIVE FEES AND RELATED PARTY TRANSACTIONS

The Master Fund has entered into an investment advisory agreement with the Adviser.  In consideration of services provided by the Adviser, the Master Fund pays the Adviser a monthly management fee computed at the annual rate of 1.00% of the Master Fund’s net asset value.   For the period ended March 31, 2012, the total management fee was $80,913.

In addition to the Management Fee, each Portfolio Sleeve of the Master Fund is subject to a sub-advisory fee, payable by the Master Fund to the applicable Sub-Adviser with respect to the assets of the Master Fund that are allocated to that Portfolio Sleeve. The Adviser, in its sole discretion, determines the particular portion of assets to be allocated for management by each Sub-Adviser.  Additional Sub-Advisers may be retained from time to time, subject to the approval of the Board and shareholders of the Master Fund.  The fees payable to the current Sub-Advisers as an annual percentage of the Master Fund’s net assets managed by the Sub-Adviser are as follows:

Sub-Adviser	Sub-Advisory Fee

Kennedy Capital Management, Inc. (the “Kennedy”)	1.00% on the first $30 million
0.90% on the next $20 million
0.80% on amounts over $50 million

Origin Asset Management, LLP	0.90% on the first $10 million
0.80% on the next $10 million
0.65% on amounts over $20 million

SG Capital Management, LLC (the “SG”)	1.00%

As of March 31, 2012, only Kennedy and SG have been allocated a portion of the Master Fund’s portfolio. For the period ended March 31, 2012, the total sub-advisor fee was $12,179.

The Master Fund will also pay the Adviser a performance-based incentive fee (the “Incentive Fee”) after the end of each period ending on the Master Fund’s fiscal year-end (the “Fiscal Period”).  If there are intra-year share repurchases they will be treated as the Fiscal Period and only that portion of the incentive fee that is proportional to the Master Fund’s assets paid in respect of such share repurchases will be paid to the Adviser for such Fiscal Period. The Incentive Fee with respect to a Fiscal Period is an amount equal to 5.0% of the aggregate amount by which the Master Fund's net profits for such period exceeds the Hurdle (as defined below) plus any Fee Catch-Up (as defined below). For the period ended March 31, 2012, there was no incentive fee paid by the Master Fund. The hurdle (the “Hurdle”) for a Fiscal Period is an amount equal to an annualized rate of 5.0% multiplied by the Master Fund's Prior High NAV (which is the greater of: the net asset value of the Master Fund as of the first day of such Fiscal Period, or the Prior High NAV for the prior Fiscal Period, adjusted for issuances and repurchases of shares, and dividends and distributions paid to shareholders) as of the beginning of such Fiscal Period.  The Hurdle will be reset for each Fiscal Period, and will not compound.

The fee catch-up (the "Fee Catch-Up") with respect to a Fiscal Period allows the Adviser to receive, from the portion of the net profits of the Master Fund that exceed the Hurdle, an incentive fee on the Hurdle equal to 5% of the amount of the Hurdle for such Fiscal Period.

16

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the Period from January 1, 2012 (commencement of operations) through March 31, 2012 (continued)

4.	MANAGEMENT FEES, INCENTIVE FEES AND RELATED PARTY TRANSACTIONS (continued)

Since the organization of the Master Fund, organizational expenses of $78,792 have been reimbursed by the Adviser and are subject to recoupment based on the Expense Limitation Agreement as reimbursement is assessed and done at the Feeder Fund Level only.  Offering costs of $42,844 will be amortized to expense over twelve months on a straight-line basis starting January 1, 2012, commencement of operations, and are subject to recoupment pursuant to the Expense Limitation Agreement.

Foreside Fund Services, LLC (“Foreside”) serves as principal underwriter. The Master Fund is not subject to an ongoing distribution fee.

5. ACCOUNTING, ADMINISTRATION AND CUSTODIAL AGREEMENT

UMB Bank, N.A. provides custodial services for the Master Fund. J.D. Clark & Company, a division of UMB Fund Services, Inc. serves as administrator and accounting agent to the Master Fund and provides certain accounting, record keeping and investor related services. The Master Fund pays a monthly fee to the custodian and administrator based upon average net assets, subject to certain minimums. For the period ended March 31, 2012, the total accounting and administration fees were $13,151.

6.	RISK FACTORS

An investment in the Master Fund involves significant risks including leverage risk, interest rate risk, liquidity risk and economic conditions risk, that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.  The value of the Master Fund's investments can be reduced as a result of unsuccessful allocations among Asset Classes, including the poor performance of one or more Asset Classes, the Adviser's or a Portfolio Manager's employment of unsuccessful investment strategies, the Adviser's poor selection of Portfolio Managers or Portfolio Funds, poor economic growth, pronounced market volatility, and political and legal developments.  Further, the Master Fund's use of leverage, short sales or derivative transactions can result in significant losses to the Portfolio.  No guarantee or representation is made that the investment objective will be met.

17

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

NOTES TO FINANCIAL STATEMENTS

For the Period from January 1, 2012 (commencement of operations) through March 31, 2012 (continued)

7.	CAPITAL SHARE TRANSACTIONS

Shares will be offered in a continuous offering for purchase monthly, as of the first day of each month (each day, a “Closing Day”), at the Master Fund’s then-current net asset value per Share (determined as of the close of the preceding month). Because the Master Fund is a closed-end fund, no shareholder will have the right to require the Fund to redeem its shares. No public market exists for the shares, and none is expected to develop. Consequently, investors will not be able to liquidate their investment other than as a result of repurchases of shares by the Master Fund or in the event of a mandatory redemption. For the period ended March 31, 2012, transactions in shares were as follows:

Shares outstanding, January 1, 2012 (commencement of operations)	20,000
Shares issued	3,709,226
Shares redeemed	(495,124)
Shares outstanding, March 31, 2012	3,234,102

8.	REPURCHASE OF SHARES

The Board may, from time to time at its sole discretion, cause the Master Fund to repurchase Shares from shareholders pursuant to written tenders by shareholders at such times and on such terms and conditions as established by the Board. In determining whether the Master Fund should offer to repurchase Shares, the Board will consider, among other things, the recommendation of the Adviser. In an effort to provide some liquidity for investors, the Adviser expects to recommend that the Master Fund makes offers to repurchase up to 8% of its Shares as of the end of each calendar month at the then-current net asset value commencing during the first calendar month after the Master Fund commences investment operations.  The Board, in its discretion, must determine whether to approve each such offer (and for what amount).  There can be no assurance that the Master Fund will make such eepurchase offers, nor that shareholders tendering Shares for repurchase in any offer will have all of their tendered Shares repurchased by the Master Fund.

9.	INDEMNIFICATIONS

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications.  The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on the Adviser’s experience, the risk of loss from such claims is considered remote.

*****

18

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

BOARD OF TRUSTEES

(Unaudited)

The identity of the Board members (each a “Trustee”) and brief biographical information, as of March 31, 2012, is set forth below.   The business address of each Trustee is care of Gottex Fund Management, Ltd., 28 State Street, 40th Floor, Boston, MA 02109.  The Master Fund’s statement of additional information includes information about the Trustees and may be obtained without charge by calling the Master Fund at (617) 532-0200.

Independent Trustees
Name and Age	Position(s) with the Master Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee

Jeanne L. Mockard, 48	Trustee	November, 2010 - Present	Private Investment Manager (2008 to present); Managing Director and Senior Portfolio Manager, Putnam Investments (2004 to 2008).	6	Director, Silent Spring Institute

Jonas B. Siegel, 68	Trustee	November, 2010 - 2011	Retired, Managing Director, Chief Administrative Officer ("CAO") and Chief Compliance Officer ("CCO"), Granite Capital International Group, L.P. (an investment management firm) (1994-2011); Vice President, Secretary, Treasurer and CCO, Granum Series Trust (an open-end investment company) (1997-2007); President, CAO and CCO, Granum Securities, LLC (a broker-dealer) (1997-2007).	6	Member of Board of Trustees, Trust for Professional Managers Member of Board of Managers of Ramius IDF

Bruce M. Dresner , 63	Trustee	October, 2011 to Present	Private Investment Manager, 2008 to present; Managing Director, Blackrock, Inc. (investment management), 2007 to 2008; Principal, Quellos Group (investment management), 2002 to 2007.	6	Director, Sherman Fairchild Foundation

Interested Trustees

Name and Age	Position(s) with the Master Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee

Dr. William J. Landes, 58	Trustee	May 3, 2010 - Present	Senior Partner, Gottex Fund Management, Ltd. (March 2008 - present); Chief Executive Officer, 2100 Capital (June 2004 - March 2007).	6	None

* "Interested person" of the Master Fund, as defined by the 1940 Act. Dr. Landes is an interested person because of his affiliation with the Adviser and its affiliates.

19

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

MASTER FUND MANAGEMENT

(Unaudited)

Set forth below is the name, date of birth, position with the Master Fund, length of term of office, and the principal occupation for the last five years, as of March 31, 2012, of each of the persons currently serving as Executive Officers. The business address of each Officer is care of Gottex Fund Management, Ltd., 28 State Street, 40th Floor, Boston, MA 02109.

Officers
Name and Age	Position(s) with the Master Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen

Wade C. Boylan, 41	Chief Financial Officer; Chief Compliance Officer; Treasurer	November 8, 2010	CCO, Gottex Fund Management, Ltd. (February 2007 - present); PFPC Incorporated, Attorney (December 2005 - January 2007); Brown Brothers Harriman & Company, Attorney and Risk Manager (July 1998 - December 2005).	6

Dr. William J. Landes, 58	President; Principal Executive Officer	November 8, 2010	Senior Partner, Gottex Fund Management, Ltd. (March 2008 - present); Chief Executive Officer, 2100 Capital (June 2004 – March 2007).	6

William H. Woolverton, 60	Vice President; Chief Legal Officer; Secretary	November 8, 2010	Senior Managing Director, General Counsel, Gottex Fund Management, Ltd.	6

20

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

OTHER INFORMATION

(Unaudited)

Proxy Voting

A description of the policies and procedures the Master Fund uses to determine how to vote proxies relating to the portfolio securities is available, without charge, upon request, by calling (800) 504-9070 or on the SEC’s website at http://www.sec.gov. A copy of the Master Fund’s voting record for the most recent 12-month period ended June 30, 2012 will be available on or before August 31, 2012 at the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Master Fund will file complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q will be available on the SEC’s website at http://www.sec.gov. The Master Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and the Master Fund makes the information on Form N-Q available upon request without charge.

21

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

OTHER INFORMATION

(Unaudited)(continued)

Advisory Agreement Approval

At a meeting of the Board of Trustees of Gottex Multi-Asset Endowment Master Fund (the "Fund") held on November 8, 2010, all of the Trustees, including all of the Independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between the Fund and Gottex Fund Management, Ltd. (the "Adviser") and sub-investment advisory agreements among the Master Fund, the Adviser and each of Kennedy Capital Management, Inc., Origin Asset Management LLP and SG Capital Management, LLC (the "Sub-Advisers") (the "Sub-Advisory Agreements" and collectively with the Advisory Agreement, the "Agreements"), each for an initial two year term.

In considering whether to approve the Agreements, the Board reviewed various materials from counsel and from the Adviser and Sub-Advisers which included: (i) information concerning the services to be rendered to the Fund by the Adviser and Sub-Advisers and the fees to be paid by the Fund to the Adviser and Sub-Advisers; (ii) information concerning the individuals who would be responsible for the day to day management of the Fund's assets; and (iii) a summary of the legal duties of the Board under the 1940 Act. In particular, the Board considered the following:

(a) The nature, extent and quality of services to be provided by the Adviser

The Trustees reviewed the services that the Adviser would provide to the Fund and reviewed various presentations from management in this regard. In connection with the investment advisory services that would be provided to the Fund, the Board discussed, in detail, with representatives of the Adviser the proposed management of the Fund's investments in accordance with the Fund's stated investment objective and policies and the types of transactions that would be entered into on behalf of the Fund. The Board noted that, in addition to the investment advisory services that would be provided to the Fund under the Agreements, the Adviser would be providing certain administrative and other services necessary for the operation of the Fund, including making personnel available to serve as the senior officers of the Fund at its own expense. The Board also reviewed the material terms of the Agreements and the scope of services required to be provided under such agreements, including the Sub-Advisers' expected investment strategies and process and the experience of their respective portfolio managers. Based on its review of the information provided at the meeting, and the discussions with the representatives of the Adviser and counsel to the Fund at the meeting, the Board found it was reasonable to expect that the Fund would receive the services required from the Adviser and the Sub-Advisers under the Agreements and that these services should be of high quality.

(b) Investment performance of the Fund and Adviser

Next, the Trustees generally reviewed the performance of the Adviser and the Sub-Advisers. Since the Fund was newly formed, the Trustees did not consider the investment performance of the Fund. Rather, the Trustees considered the performance for investment vehicles and accounts managed by the Adviser and Sub-Advisers, with investment programs that are substantially the same as that of the Fund. The Trustees then further discussed the portfolio manager's expertise in managing registered and unregistered funds and other alternative investment pools. The Trustees noted the portfolio manager's extensive experience employing alternative investment strategies. Based on the foregoing, the Trustees concluded that the Fund would be in a position to benefit from that expertise and receive high quality services.

(c) Cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund

The Trustees also considered the cost of the services to be provided by the Adviser and Sub-Advisers. The Board considered the proposed fixed management fee of 1% and the performance-based incentive fee that is generally equal to 5% of the Fund's net profits that are in excess of a 5% hurdle, which would be payable under the Advisory Agreement. The Board also considered the sub-advisory fees proposed to be paid to the Sub-Advisers. The Board evaluated the Fund's contractual fee rate for advisory services as compared to the contractual fee rate of other similar closed-end registered investment companies as well as other funds and accounts advised by the Adviser and the Sub-Advisers. Based on its review, the Board concluded that the Fund's management fee, incentive fee and sub-advisory fees were fair and reasonable in light of the extent and quality of services that the Fund expects to receive.

22

GOTTEX MULTI-ASSET ENDOWMENT MASTER FUND

(a Delaware Statutory Trust)

OTHER INFORMATION

(Unaudited)(continued)

Advisory Agreement Approval (continued)

The Trustees then considered the profits to be realized by the Adviser and its affiliates from their relationship with the Fund, noting that because the Fund was newly formed it was difficult to estimate expected profitability. The Trustees then considered the potential direct and indirect benefits to the Adviser and its affiliates from their relationship with the Fund, including the fees paid pursuant to the Agreements. The Trustees noted the expectation that the profitability level would not be excessive. Given the expected marginal impact of the sub-advisory fees on the Fund's overall expenses, specific expected profitability of the Sub-Advisers was not analyzed at this time.

(d) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale

With regard to economies of scale, the Trustees noted that economies of scale are realized when a fund's assets increase significantly. Because the Fund is newly formed and the eventual aggregate amount of Fund assets is uncertain, the Trustees determined that they would revisit this issue after the initial two year term of the Agreements.

Conclusion

Based on all of the foregoing, and such other matters that were deemed relevant, the Board determined that the terms of the Agreements, including proposed fees and expenses, were fair and reasonable in light of the nature, extent and quality of services proposed to be provided by the Adviser and the Sub-Advisers. No single factor was determinative to the decision of the Board. Based on this determination, all of the Trustees who were present at the November 8, 2010 meeting, including all of the Independent Trustees, approved the Agreements for an initial two year term.

23

ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to the Registrant’s principal executive officer and principal financial officer.

(b) No information needs to be disclosed pursuant to this paragraph.

(c) The Registrant has made no amendments to its Code of Ethics during the period covered by the report to members presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the report to members presented in Item 1 hereto.

(e) Not applicable.

(f)

(1) Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(2) Not applicable.

(3) Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Mr. Jonas B. Siegel is qualified to serve as the audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

(a)   The aggregate fees billed for the last fiscal year for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the 2012 fiscal year are $15,000.

Audit-Related Fees

(b)   The aggregate fees billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for the 2012 fiscal year. The fees listed in item 4 (b) are related to out-of-pocket expenses in relation to the annual audit of the registrant.

Tax Fees

(c)   The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $7,500 for the 2012 fiscal year.

All Other Fees

(d)   The aggregate fees billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for the 2012 fiscal year.

(e)(1)   Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2)   The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 100%

(d) 0%

(f)   Not applicable

(g)   The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last fiscal year of the registrant was $0.

(h)   The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. No such services were provided.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

I.	Statement of Policy

This Proxy Voting Policy and Procedures Manual (the “Manual”) has been approved by Gottex Fund Management Sarl and Gottex Fund Management, Ltd. and its affiliates (referred to together as “Gottex” or each an “Adviser” and collectively, the “Advisers”) to comply with the requirements of Rule 206(4)-6 and Rule 204-2 (the “Rules”) issued under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Among other things, the Rules require Gottex to “adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interest of clients, to disclose to clients information about those policies and procedures, and to disclose to clients how they may obtain information on how the adviser has voted their proxies.”

The Advisers are investment advisers to several funds (the “Master Funds” or each a “Master Fund”) that operate as fund of hedge funds, investing, either directly or indirectly, in a group of private funds or other unregistered pooled investment vehicles or accounts (the “Underlying Funds”) managed by investment advisers. These Underlying Funds do not typically convey traditional voting rights to the holders and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities.

Proxy voting is a right of each Master Fund and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. Gottex reviews and recommends to the custodian, proxy proposals on behalf of each Master Fund, relating to each Master Fund’s investments in the Underlying Funds (and any other Master Fund investments), in a manner that seeks to serve the best interests of each Master Fund, taking into account the following factors:

•	the impact on the value of the returns of the Underlying Fund;

•	the attraction of additional capital to the Underlying Fund;

•	the costs associated with the proxy;

•	the impact on redemption or withdrawal rights;

•	the continued or increased availability of portfolio information; and

•	related industry and business practices.

In addition, Gottex seeks to resolve any potential conflicts of interest by applying the policy and procedures detailed in this Manual.

II.	Proxy Voting Procedures

All proxies and related materials should be received by, or forwarded to, the Chief Compliance Officer. The Chief Compliance Officer will:

•	Keep a record of each proxy received;

•	Determine which Master Fund holds the Underlying Fund to which the proxy relates;

•	Determine the number of votes each Master Fund controls (reconciling any duplications);

•	Determine the date by which the Master Fund must vote the proxy in order to allow enough time for the completed proxy to be returned to the Underlying Fund;

•	The Chief Compliance Officer will forward the proxy to the Master Fund’s Portfolio Manager with an internal deadline date attached;

•	The Portfolio Manager will analyze the proxy material and make a decision on how to vote each proxy (absent material conflicts of interest – if there are material conflicts of interest see Section IV below), conferring with other relevant portfolio managers, if appropriate;

•	The Portfolio Manager shall promptly communicate via email or otherwise in writing the decision as to how to vote each proxy to the Chief Compliance Officer (by the internal deadline date);

•	Once instructions are received in a timely manner from the Portfolio Manager, the Chief Compliance Officer will complete the proxy, and mail it in a timely and appropriate manner to the Underlying Fund;

•	In some cases, proxy materials stipulate how a failure to vote a proxy will be interpreted as voting for or against the proposal;

•	In such cases the Portfolio Manager must still determine how to vote the proxy and convey the information as described above to the Chief Compliance Officer;

•	Gottex may retain a third-party service provider to assist in coordinating and voting proxies with respect to each Master Fund’s Underlying Fund; and

•	If a third-party service provider is retained the Chief Compliance Officer will perform an annual due diligence review to assure that all proxies are being properly voted and appropriate records are being retained.

III.	Proxy Voting Guidelines

The Master Fund’s Portfolio Manager, on behalf of Gottex, will vote proxies in the best interests of each Master Fund. Situations may arise in which more than one Master Fund invests in the same Underlying Fund. The two Master Funds may have different investment objectives, investment styles, or Portfolio Managers; as a result Gottex may cast different votes on behalf of the different Master Funds. Generally, Gottex will vote in favor of routine corporate housekeeping proposals and vote against proposals that make it more difficult to replace members of the Underlying Fund’s board of directors.

IV.	Conflicts of Interest

Rule 206(4)-6 under the Advisers Act requires that the proxy voting procedures adopted and implemented by a registered investment adviser include procedures that address material conflicts of interest that may arise between the investment adviser and its clients. To address such material conflicts of interest, Gottex has adopted policies to safeguard the integrity of Gottex’s investment process and decision, including proxy voting, and to maintain the integrity and independence of the investment process and decisions.

The Portfolio Manager, along with the Chief Compliance Officer, is responsible for identifying potential material conflicts of interests. When a potential material conflict of interest has been identified, it is the responsibility of the Portfolio Manager in consultation with the Chief Compliance Officer and General Counsel to determine whether an actual material conflict of interest exists.

In the event an actual material conflict of interest exists, the final voting decision will be made by the General Counsel. The resolution of all potential and actual material conflict issues will be thoroughly documented by the Chief Compliance Officers and retained in Gottex’s records as defined in Section VI.

V.	Disclosure

A Master Fund’s investment clients (the “Clients”) may contact the Chief Compliance Officer, via e-mail or telephone, in order to obtain information on how Gottex voted such Master Fund proxies, or to request a copy of this Manual. To request information about a voted proxy or to request a Manual, please send a letter to:

Gottex Fund Management

Attention: Chief Compliance Officer

Proxy Voting Information

28 State Street, 40th Floor

Boston, MA 02109

If a Client requests this information, the Chief Compliance Officer will prepare a written response to the Client that lists, with respect to each voted proxy about which the Client has inquired:

•	the name of the Underlying Fund;

•	the proposal voted upon; and

•	how Gottex voted the Client’s proxy on behalf of the Master Fund.

To comply with the client disclosure requirements of the Rules, Gottex has drafted the disclosure document attached as Exhibit A. This disclosure document briefly describes Gottex’s Proxy Voting Policy and Procedures, notifies clients that Gottex will provide a copy of the Manual upon request, and tells Clients how they may obtain information on how Gottex voted their proxies.

VI.	Recordkeeping

The Chief Compliance Officer will maintain files relating to Gottex’s proxy voting policy and procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of Gottex. Records of the following will be included in the files:

•	Copies of the Manual and any amendments thereto;

•	A copy of each proxy statement that Gottex receives;[1]

•	A record of each vote that Gottex casts;[2]

•	A copy of any document Gottex created that was material to making a decision how to vote proxies, or that memorializes that decision;

•	A copy of any document Gottex created that was material to making a decision how to vote proxies with material conflicts of interest, or that memorializes that decision; and

•	A copy of each written Client request for information on how Gottex voted such Master Funds proxies, and a copy of any written response to any (written or oral) Client request for information on how Gottex voted its proxies.

XIX.	Monitoring and Review

The Chief Compliance Officer is responsible for monitoring compliance with the policy and procedures set forth in this Manual, including the maintenance of the appropriate records. The Chief Compliance Officer is also responsible for reviewing the policy and procedures and making recommendations regarding any appropriate changes to the Manual.

Exhibit A

Gottex Proxy Voting Policy and Procedures Disclosure Document

In compliance with SEC regulations, Gottex has adopted Proxy Voting Policy and Procedures that we believe are reasonably designed to ensure that we vote proxies in the best interests of our clients.

The Gottex Proxy Voting Policy and Procedures Manual sets forth our proxy voting process in more detail. A copy of this manual is available upon request. Moreover, if you would like a detailed description of a proxy we voted, you may ask us for information about the proxy vote. To request a copy of our Proxy Voting Policy and Procedures Manual or information about a voted proxy, please send a letter to:

[1]	Gottex may choose instead to have a third-party service provider retain a copy of proxy statements (provided that the third-party service provider undertakes to provide a copy of the proxy statements promptly upon request).

[2]	Gottex also may rely on a third-party service provider to retain a copy of the votes cast (provided that the third-party service provider undertakes to provide a copy of the record promptly upon request).

Gottex Fund Management

Attention: Chief Compliance Officer

Proxy Voting Information

28 State Street, 40th Floor

Boston, MA 02109

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following table provides biographical information about the personnel of Gottex Fund Management Ltd. (the “Advisor”), who are primarily responsible for Gottex Multi-Asset Endowment Fund - II (the “Fund”) day-to-day portfolio management as of June 8, 2012:

Name of Portfolio Management Team Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years

Dr. William J. Landes	Senior Managing Director	May 2010	Senior Managing Director, Gottex Fund Management Ltd. (2008-Present); Managing Director, Putnam Investments (1985-2008).

(a)(2) Other Accounts Managed by Portfolio Manager and Potential Conflicts of Interest

The following table provides information about portfolios and accounts, other than the Fund, for which the Portfolio Manager is primarily responsible for the day-to-day portfolio management as of March 31, 2012:

	Number of Accounts and Total Value of Assets for Which Advisory Fee is Performance-Based:			Number of Other Accounts Managed and Total Value of Assets by Account Type for Which There is No Performance-Based Fee:
	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts
Dr. William J. Landes	6 accounts $33 million	2 accounts $61 million	1 account $48 million	0 accounts $0	0 accounts $0	0 accounts $0

Potential Conflicts of Interest

The investment activities of the Adviser, Portfolio Managers and their affiliates for their own accounts and for other accounts they manage (collectively, "Other Accounts") may give rise to conflicts of interest that may disadvantage the Funds. Each Fund has no interest in these other activities of the Adviser and its affiliates. As a result of the foregoing, the persons that manage the Fund's investments and their associated investment firms and their affiliates: (i) will be engaged in substantial activities other than on behalf of the Adviser and the Fund, (ii) may have differing economic interests in respect of such activities, and (iii) may have conflicts of interest in allocating their time and activity between each Fund and Other Accounts. Such persons will devote only so much of their time to the management of the Fund's investments as in their judgment is necessary and appropriate.

There may be circumstances under which the Adviser, Portfolio Managers or their associated firms will cause one or more of their Other Accounts to commit a different percentage of their respective assets to an investment opportunity than to which they will commit the Fund's assets. There also may be circumstances under which they will consider participation by their Other Accounts in investment opportunities in which the Fund would not intend to invest, or vice versa. The Adviser and Portfolio Managers will not purchase securities or other property from, or sell securities or other property to, the Fund, except that certain broker dealers affiliated with Portfolio Managers may act as broker for the Fund in effecting securities transactions, subject to adherence to applicable Securities and Exchange Commission (the "SEC") rules.

(a)(3)    Compensation Structure of Portfolio Manager

Portfolio Manager Compensation

Dr. Landes' compensation consists of periodic draws and the income from the profits of the Adviser, derived by him as Senior Managing Director and Senior Investment Partner. The level of the Adviser's profitability in turn is dependent on the advisory fees and performance fees and allocations received from the Funds and other advisory clients.

(a)(4)    Disclosure of Securities Ownership

Securities Ownership of the Funds' Portfolio Manager

The following table sets forth the dollar range of equity securities beneficially owned by the Portfolio Manager in the Fund as of March 31, 2012:

Portfolio Manager	Dollar Range

Dr. William J. Landes	Over $1,000,000

(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b)     Officer certifications as required by Rule 30a-2(b) under the 1940 Act also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Gottex Multi-Asset Endowment Fund - II

By (Signature and Title)* /s/ Dr. William J. Landes

Dr. William J. Landes, Chief Executive Officer

(Principal Executive Officer)

Date          June 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Dr. William J. Landes

Dr. William J. Landes, Chief Executive Officer

(Principal Executive Officer)

Date          June 8, 2012

 By (Signature and Title)* /s/ Wade C. Boylan

Wade C. Boylan, Chief Financial Officer

(Principal Financial Officer)

Date          June 8, 2012

* Print the name and title of each signing officer under his or her signature.